Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000167184
Shareholder Report [Line Items]
Fund Name	Canterbury Portfolio Thermostat Fund
Class Name	Institutional Shares
Trading Symbol	CAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Canterbury Portfolio Thermostat Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.canterburygroup.com/mutualfund. You can also request this information by contacting us at (844) 838-2121.
Additional Information Phone Number	(844) 838-2121
Additional Information Website	https://www.canterburygroup.com/mutualfund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$366	3.61%

Expenses Paid, Amount	$ 366
Expense Ratio, Percent	3.61%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 2, 2016)
Canterbury Portfolio Thermostat - Institutional Shares	2.65%	4.28%	2.93%
MSCI World Index (Gross)	12.64%	14.48%	11.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Aug. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,438,889
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 70,208
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,438,889
Number of Portfolio Holdings	19
Advisory Fee	$70,208
Portfolio Turnover	133%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Consumer Discretionary	3.9%
Industrials	4.5%
Technology	4.6%
Communications	4.8%
Financials	5.2%
Consumer Staples	5.4%
Utilities	6.0%
Money Market Funds	6.7%
Exchange-Traded Funds	58.9%